Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended
	Jun. 02, 2020	May 07, 2020	Sep. 16, 2019	May 31, 2020	Aug. 20, 2020	Nov. 30, 2020	Oct. 13, 2020	Jun. 22, 2020	May 12, 2020
Debt principal amount				$ 1,217,228		$ 2,466,356
Number of shares issued restricted shares					150,000
Jed Kaplan [Member]
Number of shares issued restricted shares			70,000
William H. Herrmann [Member]
Number of shares issued restricted shares				2,976
Number of shares issued restricted shares, value				$ 25,000
William H. Herrmann [Member] | Restricted Stock [Member]
Number of shares issued restricted shares	23,809	22,936
Number of shares issued restricted shares, value	$ 25,000	$ 25,000
Sale of stock, price per share		$ 1.09
Kaplan Promissory Note [Member]
Debt instrument, face amount									$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount				$ 64,728		$ 25,272	$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage						10.00%		10.00%	5.00%
Debt principal amount							$ 90,000